Annual Fund Operating Expenses - Federated Hermes Capital Income Fund	Jan. 31, 2021
A
Operating Expenses:
Management Fee	0.60%
Distribution (12b-1) Fee	none
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers and/or Expense Reimbursements	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%
B
Operating Expenses:
Management Fee	0.60%
Distribution (12b-1) Fee	0.75%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.86%
Fee Waivers and/or Expense Reimbursements	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.75%
C
Operating Expenses:
Management Fee	0.60%
Distribution (12b-1) Fee	0.75%
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.85%
Fee Waivers and/or Expense Reimbursements	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.74%
F
Operating Expenses:
Management Fee	0.60%
Distribution (12b-1) Fee	none	[2]
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers and/or Expense Reimbursements	(0.19%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.91%
R
Operating Expenses:
Management Fee	0.60%
Distribution (12b-1) Fee	0.50%
Other Expenses	0.30%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.42%
Fee Waivers and/or Expense Reimbursements	(0.27%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%
IS
Operating Expenses:
Management Fee	0.60%
Distribution (12b-1) Fee	none
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers and/or Expense Reimbursements	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.65%

[1]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2021, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax reclaim recovery expenses, interest expense, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, B, C, F, R and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.88%, 1.73%, 1.72%, 0.89%, 1.13% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a)February 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.
[2]	The Fund has adopted a Distribution (12b-1) Plan for its Class F Shares pursuant to which the F class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred and paid by the F class of the Fund. The F class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (“Trustees”).